SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PRESENTATION (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Cash	$ 64,794	$ 29,108	$ 18,330
Total assets	64,794	29,108	18,330
Fair value, net asset (liability)	64,794	29,108	18,330
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Cash
Total assets
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets
Convertible debentures, net of discounts	8,223,952	7,436,410	7,419,338
Derivative liability	3,900,734	2,752,321	6,204,878
Total liabilities	12,124,686	10,188,731	13,624,216
Fair value, net asset (liability)	$ (12,124,686)	$ (10,188,731)	$ (13,624,216)